Share-Based Compensation and Pensions (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Cost for Share-based Compensation Plans	The table below provides a summary of the compensation costs for all of our share-based compensation plans for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Share-based compensation plans:
Restricted shares and restricted share units	$8,286	$6,564	$7,641
Performance share units	12,678	23,582	1,968
Cash-settled stock appreciation rights	215	2,575	(3,316)
Joint share ownership plan expense	4,296	—	—
Other share-based compensation plans:
Northshore/Atrium incentive plan	971	3,652	2,792
StarStone incentive plan	(223)	223	—
Deferred compensation and ordinary share plan for non-employee directors	1,183	992	1,155
Employee share purchase plan	339	411	430
Total share-based compensation	$27,745	$37,999	$10,670
The table below summarizes the expense related to our Defined Contribution Plans and our Defined Benefit Plan for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Defined contribution plans	$11,791	$11,798	$11,434
Defined benefit plan	2,975	684	2,243
Total pension expense	$14,766	$12,482	$13,677

Restricted Shares, Restricted Share Units and Performance Share Units	The following table summarizes the activity related to restricted shares and restricted share awards during 2020:

	Number of Shares	Weighted-Average Share Price
Nonvested — January 1	64,572	$180.49
Granted	70,012	152.28
Vested	(38,961)	174.93
Forfeited	(373)	177.73
Nonvested — December 31	95,250	161.60
The following table summarizes the awards granted, the vested and unvested PSU awards at December 31, 2020, and the performance criteria and associated performance multipliers at various levels of achievement.

Grant Year	Inception-to-date Activity Roll-forward					Performance Criteria: Change in FDBVPS (3 year)				Performance Multiplier Levels Per Award Agreements
	PSUs Granted at Target	Forfeited	Estimated Change in Multiplier	Vested	Unvested at December 31, 2020	Threshold	Target	Target +	Maximum	Threshold	Target	Target +	Maximum
2017	36,321	(12,267)	9,527	(33,581)	—	20.00%	30.00%	N/A	40.00%	50.00%	100.00%	N/A	150.00%
2017	91,875	—	18,100	(109,975)	—	30.30%	35.65%	N/A	41.00%	50.00%	100.00%	N/A	150.00%
2018	39,682	(12,545)	10,218	(6,700)	30,655	25.00%	32.50%	N/A	40.00%	50.00%	100.00%	N/A	150.00%
2019	18,308	(1,758)	7,835	(881)	23,504	20.00%	30.00%	N/A	40.00%	60.00%	100.00%	N/A	150.00%
2020	22,591	(2,151)	—	(701)	19,739	25.00%	32.50%	N/A	40.00%	60.00%	100.00%	N/A	150.00%
2020	52,948	—	—	—	52,948	33.10%	36.80%	44.30%	52.10%	50.00%	100.00%	150.00%	200.00%
	261,725	(28,721)	45,680	(151,838)	126,846
The following table summarizes the activity related to PSUs during 2020:

	Number of Shares	Weighted-Average Share Price
Nonvested — January 1	206,949	$185.61
Granted	98,099	167.94
Change in performance multiplier	25,850	179.71
Vested	(153,469)	187.24
Forfeited	(7,442)	146.76
Nonvested — December 31	169,987	174.10

Summary of Performance Share Units and Performance Criteria and Multiplier
The following table summarizes the awards granted, the vested and unvested units at December 31, 2020, and the performance criteria and associated performance multipliers at various levels of achievement.

Grant Year	Inception-to-date Activity Roll-forward					Performance Criteria: Average Annual Operating ROE			Performance Multiplier Levels Per Award Agreements
	PSUs Granted at Target	Forfeited	Estimated Change in Multiplier	Vested	Unvested at December 31, 2020	Threshold	Target	Maximum	Threshold	Target	Maximum
2019	18,308	(1,756)	7,811	(930)	23,433	9.60%	12.00%	14.40%	60.00%	100.00%	150.00%
2020	22,560	(2,151)	—	(701)	19,708	9.60%	12.00%	14.40%	60.00%	100.00%	150.00%
	40,868	(3,907)	7,811	(1,631)	43,141

Summary of Performance Multipliers	At the end of each reporting period, we estimate the expected performance multiplier, as shown in the table below:

Award Description	2020		2019	2018
2017 FDBVPS Type I (30.00% Target Change)	139%	(1)	139%	50%
2017 FDBVPS Type II (35.65% Target Change)	120%	(1)	120%	50%
2018 FDBVPS	150%	(1)	100%	50%
2019 FDBVPS	150%		100%	N/A
2019 Average Operating ROE	150%		100%	N/A
2020 FDBVPS Type I (32.50% Target Change)	100%		N/A	N/A
2020 Average Operating ROE	100%		N/A	N/A
2020 FDBVPS Type II (36.80% Target Change)	100%		N/A	N/A
(1) Multipliers for the 2017 and 2018 awards are the final achieved terms.

Summary of SARs Activity
The following table summarizes the activity related to SARs during 2020:

	Number of SARs	Weighted-Average Exercise Price of SARs	Weighted-Average Expected Term (in years)	Aggregate Intrinsic Value(1)
Balance, beginning of year	89,227	$143.33
Exercised	(12,793)	136.94
Balance, end of year	76,434	144.40	1.90	$4,623
(1) The aggregate intrinsic value is calculated as the pre-tax difference between the exercise price of the underlying share awards and the closing price per share of our ordinary shares of $204.89 on December 31, 2020.

Assumptions Used to Estimate Fair Value of SARs Using Black-Scholes Option Valuation Model
The following table sets forth the assumptions used to estimate the fair value of the SARs using the Black-Scholes option valuation model as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Weighted-average fair value per SAR	$78.47	$76.03	$45.85
Weighted-average volatility	49.43%	19.75%	18.94%
Weighted-average risk-free interest rate	0.15%	1.64%	2.72%
Dividend yield	0.00%	0.00%	0.00%

Share-Based Compensation Arrangement By Share-Based Payment Award, Valuation Assumptions
The accounting for stock-settled JSOP awards is similar to options, whereby the grant date fair value of $13.6 million is expensed over the life of the award. To determine the grant date fair value of $24.13 per share, we utilized a Monte-Carlo valuation model with the following assumptions:

2020
Weighted-average volatility	18.66%
Weighted-average risk-free interest rate	1.55%
Dividend yield	0.00%